Condensed Balance Sheet (Parenthetical) - $ / shares	Oct. 09, 2020	Sep. 30, 2020	Jun. 30, 2020
Ordinary shares, shares outstanding	5,000,000
Ordinary shares subject to possible redemption		18,936,619
Preference shares, par value		$ 0.0001	$ 0.0001
Preference shares, shares authorized		1,000,000	1,000,000
Preference shares, shares issued		0	0
Preference shares, shares outstanding		0	0
Shares subject to forfeiture		750,000	750,000
Class A Ordinary Shares [Member]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		200,000,000	200,000,000
Ordinary shares, shares issued		1,063,381	0
Ordinary shares, shares outstanding		1,063,381	0
Ordinary shares subject to possible redemption		18,936,619
Class B Ordinary Shares [Member]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		20,000,000	20,000,000
Ordinary shares, shares issued		5,750,000	5,750,000
Ordinary shares, shares outstanding		5,750,000	5,750,000